MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
MATERIAL ACCOUNTING POLICIES [Text Block]

4. MATERIAL ACCOUNTING POLICIES

(a) Cash and cash equivalents

Cash and cash equivalents include cash, term deposits and short-term highly liquid investments with an original term to maturity of three months or less.

(b) Functional and presentation currency

The financial statements of each company within the consolidated group are measured using their functional currency which is the currency of the primary economic environment in which an entity operates. The functional currency of the parent company, Mako, and its subsidiaries Goldsource and EMGC, is the Canadian dollar, Stronghold is the Guyanese dollar, and the functional currency of its remaining subsidiaries is the United States dollar ("US dollar").

The presentation currency of these consolidated financial statements is the US dollar.

Transactions and balances

Transactions in currencies other than the entity's functional currency are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, the monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the financial reporting date while non-monetary assets and liabilities are translated at historical rates. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in the consolidated statement of income.

Parent and subsidiary companies

The financial statements of entities that have a functional currency different from the presentation currency are translated into US dollars as follows:

•	assets and liabilities are translated at the closing rate at the date of the statement of financial position; and
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income and expenses are translated at exchange rates at the dates of the transactions, where applicable, an average rate for the applicable period is used as this is considered a reasonable approximation of the actual exchange rates at the dates of the transactions.

All resulting changes are recognized in other comprehensive income as currency translation differences and taken into a separate component of equity. These differences are recognized in the consolidated statement of income in the period in which the operation is disposed of.

(c) Business combinations

A business combination requires that the assets acquired, and liabilities assumed constitute a business. A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income or generating other income from ordinary activities. A business consists of inputs and processes applied to those inputs that have the ability to create outputs.

Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business as the Company considers other factors to determine whether the set of activities or assets is a business.

The Company has an option to apply a 'concentration test' to assess whether an acquired set of activities and assets are not a business. If substantially all of the fair value of the gross assets acquired are concentrated in a single, identifiable asset or group of similar identifiable assets, the concentration test is met, and the transaction is accounted for as an asset acquisition. In such cases, the acquirer identifies and recognizes the individual identifiable assets acquired and liabilities assumed. The cost of the net assets is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event will not give rise to goodwill. Acquisition-related costs in an asset acquisition are recognized as part of the cost of the assets acquired.

Business combinations are accounted for using the acquisition method whereby acquired assets and liabilities are recorded at fair value as of the date of acquisition with the excess of the purchase consideration over such fair value being recorded as goodwill. Non-controlling interest in an acquisition may be measured at either fair value or at the non-controlling interest's proportionate share of the fair value of the acquiree's net identifiable assets.

(d) Inventories

Inventories are valued at the lower of weighted average cost and net realizable value ("NRV"). NRV is the estimated selling price, less the estimated costs of completion and selling expenses. For supplies and spare parts NRV is estimated based on replacement costs. Any write‐downs of inventory to NRV are recorded as cost of sales in the consolidated statement of income. If there is a subsequent increase in the value of inventories, the previous write‐downs to NRV are reversed to the extent that the related inventory has not been sold.

Inventory includes work in progress inventory in the form of stockpiled ore, ore in-circuit inventory and heap leach ore, as well as finished goods inventory, and supplies and spare parts.

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Stockpiled ore represents unprocessed ore that has been mined and is available for future processing. Stockpiled ore is measured by estimating the number of tonnes through physical surveys and contained ounces through grade reconciliation via the ore control process.

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Ore in-circuit inventory represents material that is currently being processed to extract the contained gold into a saleable form, typically unrefined doré. The amount of gold in-circuit is determined by assay values and by measure of the various gold bearing materials in the recovery process.

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Heap leach ore inventory represents estimated gold and silver ounces contained in ore that has been placed on the heap leach pad for cyanide irrigation. When ore is placed on the heap leach pad, an estimate of recoverable ounces is made based on tonnage, grade and estimated recoveries of the ore that was placed on the heap leach pad. The cost of heap leach inventory is derived from current mining and leaching costs and is removed at the weighted average cost per recoverable ounce of gold on the leach pads as gold ounces are recovered. The estimated recoverable ounces carried on the heap leach pad are adjusted based on actual recoveries being experienced. Actual and estimated recoveries are measured to the extent possible, using various indicators including but not limited to, leach curve recoveries, column tests and current trends in the level of ounces carried on the pad.

•	Finished metal inventory consists of gold in doré awaiting refinement, or bullion.
•	Supplies and spare parts inventory consist of consumables used in operations, such as fuel, chemicals, reagents and spare parts.

Cost of work in progress inventory and finished goods includes all direct costs incurred in production including mining; crushing, leaching and processing; site administration costs; and allocated indirect costs, including depreciation and amortization of mineral property, plant and equipment. Inventory costs are charged to production costs on the basis of the quantity of metal sold. Cost of supplies and spare parts inventory include acquisition, freight and other directly attributable costs.

(e) Exploration and evaluation expenditures

All exploration and evaluation expenditures are expensed, except for costs related to the acquisition of exploration and evaluation assets which are capitalized.

Management reviews the capitalized costs on its exploration and evaluation assets to consider if there is an impairment to take into consideration arising from current exploration results and management's assessment of the exploration results and of the future probability of profitable operations from the property, or likely gains from the disposition or option of the property. Indicators of impairment considered by management include: (i) the duration which the Company has the right to explore in the area has expired during the year or will expire in the near future, (ii) substantive expenditure on further exploration for an evaluation of mineral resources in the area is neither budgeted nor planned, (iii) based on the technical reports prepared by management's experts, whereby sufficient data exists to support that extracting the mineral resources will not be technically feasible or commercially viable and (iv) other facts and circumstances suggest that the carrying amount exceeds the recoverable amount. If a property is abandoned, or considered to have no future economic potential, the acquisition and accumulated exploration and evaluation costs are written off to the statement of income. If the carrying value of a project exceeds its estimated value, an impairment provision is recorded.

When technical feasibility and commercial viability of extracting a mineral resource from a particular mineral property has been determined, exploration and evaluation assets are reclassified to development assets within mineral property, plant and equipment and are subject to impairment test at the time of transfer.

(f) Right-of-use asset and lease liabilities

The Company assesses whether a contract is or contains a lease at inception of a contract. The Company recognizes a right-of-use asset ("ROU asset") and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, at the commencement of the lease, with the following exceptions:

•	the Company has elected not to recognize ROU assets and liabilities for leases where the total lease term is less than or equal to 12 months or
•	for leases of low value.

The ROU asset is initially measured based on the present value of lease payments, lease payments made at or before the commencement day, and any initial direct costs. They are subsequently measured at cost less accumulated amortization and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments and any variable lease payments where variability depends on an index or rate, less any lease incentives. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the cost of the option is included in the lease payments.

Variable lease payments that do not depend on an index or rate are not included in the measurement of the ROU assets and lease liabilities. The related payments are recognized as an expense in the period in which the triggering event occurs and are included in the consolidated statements of income.

(g) Mining interest, plant and equipment

Mineral properties

Mineral properties are carried at cost, less accumulated depletion and any accumulated impairment charges. Costs include:

•	The fair value of mineral properties acquired;
•	The carrying value, less impairments, of exploration and evaluation assets reclassified to development assets;
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Development costs on an area of interest once management has determined the property has achieved technical feasibility and commercial viability. Development expenditures include operating and site administration costs;

•	Development costs are capitalized when it is probable that additional economic benefit will be derived from future operations.

Mining properties are depleted over the economic life of the property on a units-of-production basis based on mineralized tonnes from the estimated measured and indicated resources that are reasonably expected to be converted to proven and probable reserves.

Capitalization of costs incurred ceases when the mining property is capable of commencement of mining operations in the manner intended by management. Costs incurred prior to this point, including depreciation of related plant and equipment, are capitalized. The Company applies judgment in its assessment of when a mine is capable of operating in the manner intended by management which takes account of the design of the mine and the nature of the initial commissioning phase of the mine. Costs incurred after the property is placed into production that increase production volume or extend the life of a mine are capitalized.

Deferred Stripping

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

During the development stage of the mine, stripping costs are capitalized as part of the cost of building, developing and constructing the mine and are amortized once the mine has entered the production stage.

During the production stage of a mine, stripping costs are recorded as a part of the cost of inventories unless these costs are expected to provide a future economic benefit and, in such cases, are capitalized to mineral property, plant and equipment.

Production stage stripping costs provide a future economic benefit when:

•	It is probable that the future economic benefit (e.g., improved access to the ore body) associated with the stripping activity will flow to the Company;
•	The Company can identify the component of the ore body for which access has been improved; and
•	The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized production stage stripping costs are amortized over the expected units of production of the identified component of the ore body that becomes more accessible as a result of the stripping activity.

Plant and equipment

Plant and equipment are carried at cost, less accumulated amortization and impairment losses. Cost comprises the fair value of consideration given to acquire an asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use along with the future cost of dismantling and removing the asset. When parts of an item of plant and equipment have different useful lives, they are accounted for as separate items (major components) of plant and equipment.

Amortization is calculated over the useful life on a straight-line basis as follows:

Asset	San Albino Mine
Plant	6 years*
Building	10 years
Equipment	2-5 years

*The plant was depreciated on a units-of-production basis based on recoverable ounces from the estimated measured, indicated and inferred resources through September 30, 2022, when the Company changed its depreciation method to straight-line. This was done to best reflect the expected pattern of consumption of the future economic benefits of the asset as well as its best estimate of the remaining useful life of the asset being two (2) years from October 1, 2022. On June 1, 2023, the estimated remaining useful life of the plant was extended by an additional 55 months based on the revised remaining useful life of the asset. As at December 31, 2025, the remaining useful life of the plant was 24 months.

(h) Impairment of non-current assets

At each reporting period, the Company assesses whether there is an indication that an asset or group of assets may be impaired. When impairment indicators exist, or when the decision to proceed with the development of a particular project is taken based on its technical and commercial viability, the Company estimates the recoverable amount of the asset or group of assets and compares it against the carrying amount. The recoverable amount is the higher of the fair value less costs of disposal and the asset's value in use. If the carrying value exceeds the recoverable amount, an impairment loss is recorded in the consolidated statement of income for the period.

In calculating the recoverable amount, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the asset. The cash flows are based on best estimates of expected future cash flows from the continued use of the asset.

(i) Reclamation and rehabilitation obligation

An obligation to incur restoration, rehabilitation and environmental costs arises when the environmental disturbance is caused by the exploration or development of a mineral property interest. Such costs arising from the dismantling, remediation and ongoing treatment and monitoring of a mine and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability as soon as the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the asset, the operation license conditions and, when applicable, the environment in which the mine operates. Discount rates using a pre‐tax rate that reflects the time value of money and the risk associated with the liability are used to calculate the net present value. These costs are capitalized and then charged against the consolidated statement of income over the economic life of the related asset, through amortization using the unit‐of‐production. The corresponding liability is progressively increased as the effect of discounting unwinds creating a finance expense in the consolidated statement of income.

Decommissioning costs are also adjusted at each reporting date for changes in estimates. These may include revised expected cash flows, the timing of the cash flows and discount rate. Those adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in costs is greater than the unamortized capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in the consolidated statement of income and comprehensive income. The operations of the Company have been, and may in the future be, affected by changes in environmental regulations, including those for site restoration costs.

(j) Share-based payments awards

The grant date fair value of the estimated number of share-based payments awarded to employees, officers and directors that will eventually vest, is recognized as share-based compensation expense over the vesting period of the stock options with a corresponding increase to equity. The grant date fair value of each stock option is estimated on the date of the grant using the Black-Scholes option-pricing model and is expensed over the vesting period, based on the Company's estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest and adjusts the amount of recorded compensation expense accordingly. The impact of the revision of the original estimates, if any, is recognized in the statement of income or capitalized in mining properties such that the accumulated expense reflects the revised estimate, with a corresponding adjustment to contributed surplus.

For transactions with non-employees, the fair value of equity settled awards is measured at the fair value of the goods or services received, at the date the goods or services are received by the Company. In cases where the fair value of goods or services received cannot be reliably estimated, the Company estimates the fair value of the awards at the date of grant.

(k) Revenue recognition

The Company's primary source of revenue is from the sale of gold and silver. Revenue from the sale is recognized when control of the metal transfers to the customer. Transfer of control generally occurs on the trade settlement date, which is the point at which the metal has been accepted by the customer, and the Company has an enforceable right to payment. At the time of control transfer, the significant risks and rewards of ownership have been transferred to the customer, and the customer is able to direct the use of and obtain substantially all of the remaining benefits from the goods.

Revenue is measured at the fair value of the consideration received or receivable. The fair value of consideration is determined using the spot price on the trade settlement date. Revenue is recognized to the extent that it is probable that economic benefits will flow to the Company and the revenue can be reliably measured.

(l) Earnings per share

Basic earnings per share ("EPS") is calculated based on the weighted average number of common shares issued and outstanding during the period.

Diluted EPS is calculated using the treasury stock method and if converted method, as applicable. Under the treasury stock method, the dilutive effect on EPS is calculated presuming the exercise of outstanding options, warrants and similar instruments with an average exercise price below the market price of the underlying shares. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period. The if converted method assumes that all equity settled share units have been converted in determining diluted EPS if they are in-the money, except where such conversion would be anti-dilutive. The calculation of diluted loss per share excludes the effects of various conversions and exercises of options and warrants that would be antidilutive.

(m) Income tax

Income tax is recognized in net income for the period except to the extent that it relates to items recognized either in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or equity, respectively.

Deferred tax is provided using the balance sheet method whereby deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they are realized or settled, based on the laws that have been enacted or substantively enacted by the balance sheet date. Deferred tax is not recognized for temporary differences which arise on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting, nor taxable profit or loss. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Mining taxes and royalties are considered to have the characteristics of an income tax when they are imposed under government authority and the amount payable is calculated by reference to taxable income. Obligations arising from royalty arrangements and other types of taxes that do not satisfy these criteria are recognized as current provisions and included in cost of sales.

(n) Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. All financial instruments are initially recorded at fair value, adjusted for directly attributable transaction costs. The Company determines each financial instrument's classification upon initial recognition. Measurement in subsequent periods depends on the financial instrument's classification.

Financial assets

Financial assets are classified and measured at: fair value through profit and loss ("FVTPL"), fair value through other comprehensive income ("FVOCI") and amortized cost. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income. Measurement and classification of financial assets is dependent on the Company's business model for managing the financial assets and the contractual cash flow characteristics of the financial asset i.e. whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Financial assets at amortized cost (debt instruments)

The Company measures financial assets at amortized cost if both of the following conditions: the financial asset is held with the objective to collect contractual cash flows; and the contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest ("SPPI").

Financial assets at amortized cost are subsequently measured using the effective interest rate ("EIR") method and are subject to impairment. Interest received is recognized as part of finance income. Gains and losses are recognized when the asset is derecognized, modified or impaired.

The Company's financial assets at amortized cost include: cash equivalents and receivables.

Financial assets at FVTPL

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at FVTPL, or financial assets mandatorily required to be measured at fair value i.e. that fail the SPPI test. Derivatives are classified as held for trading unless they are designated as effective hedging instruments.

Financial assets at FVTPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of income.

An embedded derivative will often make a financial asset fail the SPPI test thereby requiring the instrument to be measured at FVTPL in its entirety.

The Company's financial assets at FVTPL include: gold stream derivative.

Impairment

An expected credit loss ("ECL") impairment model applies which requires a loss allowance to be recognized based on ECLs. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original EIR, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVTPL. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments that are not designated as hedging instruments.

Gains or losses on financial liabilities at FVTPL are recognized in the consolidated statement of income.

The Company's financial liabilities at FVTPL include: derivative liability.

Loans and borrowings and payables

After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income. Gains and losses are recognized when the financial liability is derecognized.

The Company's financial liabilities at amortized cost include accounts payable and term loan.

A financial liability is derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.

(o) Fair value measurement

From time to time, the fair values of non-financial assets and liabilities are required to be determined, e.g., when the entity acquires a business, or where an entity measures the recoverable amount of an asset or a cash generating unit at fair value less cost of disposal ("FVLCD").

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (an exit price) regardless of whether that price is directly observable or estimated using another valuation technique.